North Square Investments Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741
December 13, 2019
VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 "F" Street, NE
Washington, DC 20549

Re:	North Square Investments Trust (the “Registrant”)
Registration Statement on Form N-14
File Nos. 811-23373; 333-226989

Ladies and Gentlemen:

The Registrant has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) the Registrant’s registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”), including certain exhibits. This Form N-14 is being filed connection with the proposed reorganizations of the two mutual funds currently advised by Advisory Research, Inc. (each, a “Target Fund”), which are series of Investment Managers Series Trust, into newly formed corresponding “shell” series of the Registrant (each, an “Acquiring Fund”), as shown in the chart below:

Target Fund	Acquiring Fund
Advisory Research Strategic Income Fund	North Square Strategic Income Fund
Advisory Research All Cap Value Fund	North Square Advisory Research All Cap Value Fund

No fees are required in connection with this filing. The Registrant expects to request acceleration of the effective date of the Registration Statement on Form N-14 as soon as possible.
If you have any questions, please do not hesitate to contact me at (626) 914-7372.
Sincerely,
/s/ Scott Resnick
Scott Resnick
For U.S. Bank Global Fund Services

cc:     Mark D. Goodwin, North Square Investments, LLC
Alan E. Molotsky, North Square Investments, LLC
    Robert M. Kuruszca, Seward & Kissel LLP